Amortization and Depreciation	12 Months Ended
Dec. 31, 2024
Disclosure of Transactions Between Related Parties [Line Items]
Amortization and Depreciation
10.
Amortization and Depreciation

Amortization and depreciation expenses are composed of the following:

	2024	2023	2022
Amortization of intangible assets (Note 20)	15,511	10,816	6,891
Right-of-use asset amortization (Note 19)	421	627	518
Depreciation of Property, plant & equipment (Note 18)	1,245	782	738
Total	17,177	12,225	8,147

For further information related to amortization of intangible assets refer to Note 20: Intangible Assets.